DERIVATIVE LIABILITIES - PREFERRED SHARES (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The Preferred Stock Derivative Liabilities are measured at fair market value, using the market approach and a level 1 fair value hierarchy, on a recurring basis as of March 31, 2013 and March 31, 2012, in accordance with the valuation techniques discussed in ASC 820.

Preferred Stock Derivative Liabilities – Fiscal 2013
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2013	—	1,375	1,800	3,175

Underlying common shares into which Preferred may convert	—	9,166,669	74,074,075	83,240,744

Closing price on valuation date	$0.0761	$0.0761	$0.0761	$0.0761

Preferred stock derivative liability at March 31, 2013	$—	$697,584	$5,637,037	$6,334,621

Change in preferred stock derivative liability for Fiscal 2013				$561,684

Preferred Stock Derivative Liabilities – Fiscal 2012
	Series B	Series C	Series E	Total
Preferred shares Outstanding as of March 31, 2012	797	2,666	1,750	5,213

Underlying common shares into which Preferred may convert	5,310,393	17,773,333	71,428,571	94,512,297

Closing price on valuation date	$0.09	$0.09	$0.09	$0.09

Preferred stock derivative liability at March 31, 2012	$477,935	$1,599,600	$6,428,571	$8,506,106

Change in preferred stock derivative liability for Fiscal 2012				$11,227,957